Basic and Diluted Net Income Per Share - Summary of Diluted Shares Outstanding as the Effect would have been Anti-Dilutive (Detail)	12 Months Ended
Dec. 31, 2024 shares
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	99,892
Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	576,113
Restricted Stock [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	99,892
Restricted Stock [Member] | Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	576,113